Commitments (Tables)	12 Months Ended
Mar. 31, 2017
Commitments
Schedule of operating lease commitments for office facility and transportation equipment

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	394	862
Later than 1 year and no later than 5 years	441	1,593
More than 5 years	65	834

Total	900	3,289

Capital expenditures
Commitments
Schedule of commitments

	As of March 31,
	2016	2017
	(in millions of RMB)
Contracted but not provided for:
Purchase of property and equipment	803	1,771
Construction of corporate campuses	1,688	2,838

	2,491	4,609

Co-location, bandwidth fees and marketing expenses
Commitments
Schedule of commitments

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	2,680	3,777
Later than 1 year and no later than 5 years	4,919	6,680
More than 5 years	823	3,678

Total	8,422	14,135

Licensed copyrights of video content
Commitments
Schedule of commitments

	As of March 31,
	2016	2017
	(in millions of RMB)
No later than 1 year	885	4,518
Later than 1 year and no later than 5 years	2,885	3,913

Total	3,770	8,431